UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, New York  10019

13F File Number:  028-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3100

Signature, Place, and Date of Signing:

 /s/   Christine Olenchalk     New York, New York     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    $271,632 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     5895    90000 SH       SOLE                    90000        0        0
ALLERGAN INC                   COM              018490102      642     7000 SH       SOLE                     7000        0        0
ALTRIA GROUP INC               COM              02209S103     6099   194000 SH       SOLE                   194000        0        0
AMAZON COM INC                 COM              023135106     4591    18300 SH       SOLE                    18300        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     8684   246000 SH       SOLE                   246000        0        0
APPLE INC                      COM              037833100     4257     8000 SH       SOLE                     8000        0        0
BAIDU INC                      SPON ADR REP A   056752108      501     5000 SH       SOLE                     5000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     7413   638500 SH       SOLE                   638500        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     5339    59517 SH       SOLE                    59517        0        0
BIOGEN IDEC INC                COM              09062X103      585     4000 SH       SOLE                     4000        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      375    11500 SH  CALL SOLE                    11500        0        0
CAPITAL ONE FINL CORP          COM              14040H105     6604   114000 SH       SOLE                   114000        0        0
CHURCH & DWIGHT INC            COM              171340102      643    12000 SH       SOLE                    12000        0        0
COCA COLA CO                   COM              191216100     6054   167000 SH       SOLE                   167000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     5280   147000 SH       SOLE                   147000        0        0
D R HORTON INC                 COM              23331A109      554    28000 SH       SOLE                    28000        0        0
DISH NETWORK CORP              CL A             25470M109     5351   147000 SH       SOLE                   147000        0        0
DISNEY WALT CO                 COM DISNEY       254687106     5079   102000 SH       SOLE                   102000        0        0
EBAY INC                       COM              278642103     5227   102500 SH       SOLE                   102500        0        0
EXXON MOBIL CORP               COM              30231G102     4847    56000 SH       SOLE                    56000        0        0
FACEBOOK INC                   CL A             30303M102     4201   157800 SH       SOLE                   157800        0        0
FISERV INC                     COM              337738108     6820    86300 SH       SOLE                    86300        0        0
GENERAL MTRS CO                COM              37045V100     8418   292000 SH       SOLE                   292000        0        0
GOOGLE INC                     CL A             38259P508     6458     9129 SH       SOLE                     9129        0        0
HOME DEPOT INC                 COM              437076102      761    12300 SH       SOLE                    12300        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      803    17000 SH       SOLE                    17000        0        0
JOHNSON & JOHNSON              COM              478160104      315     4500 SH  CALL SOLE                     4500        0        0
LIBERTY GLOBAL INC             COM SER A        530555101      837    13300 SH       SOLE                    13300        0        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880      508     7500 SH       SOLE                     7500        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106      858     7400 SH       SOLE                     7400        0        0
LILLY ELI & CO                 COM              532457108      454     9200 SH  CALL SOLE                     9200        0        0
LOCKHEED MARTIN CORP           COM              539830109     6276    68000 SH       SOLE                    68000        0        0
LOWES COS INC                  COM              548661107     8099   228000 SH       SOLE                   228000        0        0
LOWES COS INC                  COM              548661107      227     6400 SH  CALL SOLE                     6400        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     4539    79500 SH       SOLE                    79500        0        0
MASCO CORP                     COM              574599106     6914   415000 SH       SOLE                   415000        0        0
MASTERCARD INC                 CL A             57636Q104     8632    17570 SH       SOLE                    17570        0        0
MCDONALDS CORP                 COM              580135101     4763    54000 SH       SOLE                    54000        0        0
MCDONALDS CORP                 COM              580135101      609     6900 SH  CALL SOLE                     6900        0        0
MERCK & CO INC NEW             COM              58933Y105     5404   132000 SH       SOLE                   132000        0        0
MOODYS CORP                    COM              615369105     5107   101500 SH       SOLE                   101500        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     5331    78000 SH       SOLE                    78000        0        0
NEWS CORP                      CL A             65248E104     6531   256000 SH       SOLE                   256000        0        0
NOBLE ENERGY INC               COM              655044105     5524    54300 SH       SOLE                    54300        0        0
NOVO-NORDISK A S               ADR              670100205     7024    43035 SH       SOLE                    43035        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201      796    17500 SH       SOLE                    17500        0        0
PEPSICO INC                    COM              713448108     2183    31900 SH  CALL SOLE                    31900        0        0
PEPSICO INC                    COM              713448108     6432    94000 SH       SOLE                    94000        0        0
PFIZER INC                     COM              717081103     6796   271000 SH       SOLE                   271000        0        0
PHILIP MORRIS INTL INC         COM              718172109     6440    77000 SH       SOLE                    77000        0        0
PPG INDS INC                   COM              693506107     6497    48000 SH       SOLE                    48000        0        0
PRICELINE COM INC              COM NEW          741503403     6861    11059 SH       SOLE                    11059        0        0
PROCTER & GAMBLE CO            COM              742718109      468     6900 SH  CALL SOLE                     6900        0        0
PROCTER & GAMBLE CO            COM              742718109     4583    67500 SH       SOLE                    67500        0        0
QUALCOMM INC                   COM              747525103     6712   108500 SH       SOLE                   108500        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101      828    14300 SH       SOLE                    14300        0        0
UNION PAC CORP                 COM              907818108     6412    51000 SH       SOLE                    51000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     6186   103500 SH       SOLE                   103500        0        0
VERISIGN INC                   COM              92343E102      672    17320 SH       SOLE                    17320        0        0
VISA INC                       COM CL A         92826C839     8989    59300 SH       SOLE                    59300        0        0
WELLS FARGO & CO NEW           COM              949746101      748    21900 SH  CALL SOLE                    21900        0        0
WELLS FARGO & CO NEW           COM              949746101    10596   310000 SH       SOLE                   310000        0        0